SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Silver	$ 5,036	$ 3,608
Gold	3,033	3,135
Copper	5,906	4,689
Penalties, Treatment Costs And Refining Charges	(1,582)	(1,607)
Total Revenue From Mining Operations	$ 12,393	$ 9,825